INVENTORY (Tables)	3 Months Ended
Mar. 31, 2026
INVENTORY
Schedule of inventory
	March 31, 2026	December 31, 2025
Process material stockpiles	$3,062	$3,016
Concentrate inventory	4,231	4,230
Materials and supplies	5,508	4,950
	$12,801	$12,196